ASSET RETIREMENT OBLIGATIONS (ARO) (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations
Asset retirement obligations	$ 1,966	$ 1,425	$ 1,398
Undiscounted total future liability	$ 2,833	$ 1,958
Expected payment description	These payments are expected to be made over the next 12 years with the majority of costs to be incurred between 2024 and 2032.
Risk-free rate	4.15%	4.11%
Inflation rate	2.33%	2.49%